Goodwill And Other Intangible Assets (Schedule Of Intangible Assets With Determinable Useful Lives By Major Category) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Gross Carrying Amount	$ 165,567	$ 165,567	$ 165,567
Accumulated Amortization	53,464	(48,274)	(25,998)
Net Carrying Amount	112,103	117,293	139,569
Patents [Member]
Goodwill [Line Items]
Gross Carrying Amount	3,520	3,520	3,520
Accumulated Amortization	(1,673)	(1,617)	(1,393)
Net Carrying Amount	1,847	1,903	2,127
Trade Name [Member]
Goodwill [Line Items]
Gross Carrying Amount	7,900	7,900	7,900
Accumulated Amortization	(3,139)	(2,870)	(1,598)
Net Carrying Amount	4,761	5,030	6,302
Technological Know-How [Member]
Goodwill [Line Items]
Gross Carrying Amount	43,349	43,349	43,349
Accumulated Amortization	(14,061)	(12,554)	(6,526)
Net Carrying Amount	29,288	30,795	36,823
Customer Related Intangible [Member]
Goodwill [Line Items]
Gross Carrying Amount	110,798	110,798	110,798
Accumulated Amortization	(34,591)	(31,233)	(16,481)
Net Carrying Amount	$ 76,207	$ 79,565	$ 94,317